Accounts receivable - Schedule of Movement in Allowance for Expected Credit Losses in Accounts Receivable (Details) - Accounts Receivable - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at beginning of period	$ (7,436)
Changes in allowance account for credit losses of financial assets [abstract]
Balance at end of period	(9,505)
Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at beginning of period	394	$ 1,181
Changes in allowance account for credit losses of financial assets [abstract]
Increase	387	61
Reversals	(135)	(95)
Write-off	(2)	36
Currency translation adjustments	71	(62)
Balance at end of period	$ 719	$ 1,049